Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents (Note 5)	$ 670.9	$ 1,451.3
Receivables	241.9	151.8
Gold and silver bullion and stream inventory (Note 8)	40.1	96.8
Loans receivable (Note 7)		5.9
Other current assets (Note 9)	68.5	11.0
Current assets	1,021.4	1,716.8
Royalty, stream and working interests, net (Note 10)	6,043.1	4,098.8
Investments (Note 6)	1,141.3	325.5
Loans receivable (Note 7)		104.1
Deferred income tax assets (Note 21)	23.2	30.8
Other assets (Note 11)	12.4	54.4
Total assets	8,241.4	6,330.4
LIABILITIES
Accounts payable and accrued liabilities (Note 12)	44.9	28.7
Income tax liabilities (Note 21)	78.1	38.8
Current liabilities	123.0	67.5
Deferred income tax liabilities (Note 21)	440.7	238.0
Income tax liabilities (Note 21)	33.8	19.8
Other liabilities	8.6	8.5
Total liabilities	606.1	333.8
SHAREHOLDERS' EQUITY
Share capital (Note 22)	5,803.4	5,769.1
Contributed surplus	21.6	23.0
Retained earnings	1,379.8	486.5
Accumulated other comprehensive income (loss)	430.5	(282.0)
Total shareholders' equity	7,635.3	5,996.6
Total liabilities and shareholders' equity	$ 8,241.4	$ 6,330.4